Other Financial Liability	6 Months Ended
Jun. 30, 2025
Other Financial Liability [Abstract]
Other financial liability
12.	Other financial liability

Included in the other financial liability is liability arising from the convertible note with a 24 months maturity period subscribed by Softbank Robotics Singapore Pte Ltd with Concorde International Group Ltd amounting to USD37,393 (Refer Loan 6 under Note 11  for details of convertible note).

USD
Balance as at January 1, 2024	-
Inception on June 28, 2024*	37,393
Fair value changes through profit or loss	117,973
Exchange differences	18,185
Balance as at December 31, 2024	173,551
Fair value changes through profit or loss	1,470,513
Exchange differences	142,175
Fair value as at June 30, 2025 **	1,786,239

On September 12, 2025, the convertible note was converted into 259,082 of Class A ordinary shares at the initial public offering (“IPO”) price. Upon conversion, the other financial liability will be derecognized. The principal and all accrued but unpaid interest were settled through the issuance of shares. (as per Note 28)

*	Valued using discounted cashflow method

**	Valued using binomial method